Summary of Significant Accounting Policies - Concentration of risk (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer Concentration Risk | Accounts Receivable | Customer One
Concentration Risk [Line Items]
Concentration risk, percentage	30.50%	59.50%
Customer Concentration Risk | Accounts Receivable | Customer Two
Concentration Risk [Line Items]
Concentration risk, percentage	18.70%
Customer Concentration Risk | Accounts Receivable | Customer Three
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%
Customer Concentration Risk | Revenue from Contract with Customer | Customer One
Concentration Risk [Line Items]
Concentration risk, percentage	27.40%	63.00%
Customer Concentration Risk | Revenue from Contract with Customer | Customer Two
Concentration Risk [Line Items]
Concentration risk, percentage	12.10%	16.10%
Supplier Concentration Risk | Accounts Payable | Customer One
Concentration Risk [Line Items]
Concentration risk, percentage		21.70%